Note 13 - Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 13 - Related Party Transactions

Note 9 – Related Party Transactions

During the fiscal year ended March 31, 2017, the Company entered into a consulting contract with Quantum Shop, a Company owned by a relative of one of the Company's executives. Per the terms of the agreement, Quantum Shop is to provide GB Sciences with research, design, development, fabrication, and production services. During the six months ended September 30, 2018, the Company made payments totaling $1.06 million to Quantum Shop primarily related to the build-out of the Company's cultivation and production facility in Baton Rouge, Louisiana.

During the year ended March 31, 2017, the Company entered into an advisory agreement with Electrum Partners, LLC, a company whose President resides on GB Sciences' Board of Directors and serves as a Chair of the Audit Committee. The agreement has a term of one year and is renewable for a successive one-year period.  During the six months ended September 30, 2018, the Company made payments totaling $82,603 to Electrum Partners, LLC and issued 143,844 shares of its restricted stock.

On November 1, 2017, the Company entered into an Edibles Production Agreement (the "EPA") with The Happy Confections, L.L.C. ("THCLLC") through the Company's wholly-owned subsidiary, GB Sciences Las Vegas, LLC ("GBSLV"). Dr. Andrea Small-Howard, a member of GB Science's Board of Directors, is a Co-Managing Member of THCLLC. Under the EPA, THCLLC is to produce cannabis-infused baked goods and other edibles in GBSLV's production facility upon approval of GBSLV's Nevada Medical Marijuana Production License. The Company will receive a royalty of between 20% and 25% on all sales of edibles produced by THCLLC.

Contemporaneously with the EPA, the Company entered into a Non-Revolving Credit Line Agreement and Non-Revolving Credit Line Promissory Note (together, the "THC Note" or "Note") to advance up to $300,000 to THCLLC for the purpose of expanding THCLLC's operations. The Note bears interest at a rate of 1. 29% per annum. Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.

Under the EPA, the Company is to provide accounting and bookkeeping services to THCLLC. In connection with the EPA and THC note, the Company entered into a Reimbursement Agreement for facility expenses and accounting services. Under the Reimbursement Agreement, the Company will be reimbursed $4,500 per month for facility expenses and $2,000 per month for accounting and bookkeeping services. In light of the fact that The Company will be providing the accounting and bookkeeping services to THCLLC, the Company may deduct royalties, facility expenses, and accounting expenses directly from the accounts of THCLLC.

As of September 30, 2018, the Company has advanced $253,034 under the THC Note. This amount, including accrued interest, is reported under the other assets caption on the Company's September 30, 2018 balance sheet. Subsequent to September 30, 2018, the Company terminated its agreements with THC LLC, as further described below in Note 10.

Note 13 - Related Party Transactions

During the fiscal year ended March 31, 2017, the Company entered into a consulting contract with Quantum Shop, a Company owned by a relative of one of the Company’s executives. Per the terms of the agreement, Quantum Shop is to provide GB Sciences with research, design, development, fabrication, and production services. During the year ended March 31, 2017, the Company made a payment of $50,000 to the Quantum Shop in relation to the services provided. During the year ended March 31, 2018, the Company made additional payments totaling $1.7 million to Quantum Shop primarily related to the build-out of the Company’s cultivation and production facility in Baton Rouge, Louisiana.

During the year ended March 31, 2017, the Company entered into an advisory agreement with Electrum Partners, LLC, (“Electrum Partners”) a company whose President resides on GB Sciences’ Board of Directors and serves as a Chair of the Audit Committee. Per the terms of the agreement, Electrum Partners shall be compensated $5,000 monthly with the initial payment due upon the execution of the consulting agreement. Electrum Partners is also to receive an additional $10,000 each month in restricted stock. The agreement has a term of one year and is renewable for a successive one-year period.  The agreement was renewed for its second one-year period in March 2018. During the year ended March 31, 2017, the Company made payments totaling $75,562 to Electrum Partners and issued 34,996 shares of its restricted stock. During the year ended March 31, 2018, the Company made payments totaling $75,562 to Electrum Partners and issued 499,102 shares of its restricted stock.

During the year ended March 31, 2018, the Company entered into a consulting contract with Monica Poss, a relative of one of the Company’s executives. Per the terms of the agreement, Ms. Poss is to provide GB Sciences with advisory services. The Company made payments of $32,626 and issued 46,706 shares of its common stock at an expense of $11,473 relating to services provided during the twelve months ended March 31, 2018.

On November 1, 2018, the Company entered into an Edibles Production Agreement (the “EPA”) with The Happy Confections, L.L.C. (“THCLLC”) through the Company’s wholly-owned subsidiary, GB Sciences Las Vegas, LLC (“GBSLV”). Dr. Andrea Small-Howard, a member of GB Science’s Board of Directors, is a Co-Managing Member of THCLLC. Under the EPA, THCLLC is to produce cannabis-infused baked goods and other edibles in GBSLV’s production facility upon approval of GBSLV’s Nevada Medical Marijuana Production License. The Company will receive a royalty of between 20% and 25% on all sales of edibles produced by THCLLC.

Contemporaneously with the EPA, the Company entered into a Non-Revolving Credit Line Agreement and Non-Revolving Credit Line Promissory Note (together, the “THC Note” or “Note”) to advance up to $300,000 to THCLLC for the purpose of expanding THCLLC’s operations. The Note bears interest at a rate of 1.29% per annum. Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.

Under the EPA, the Company is to provide accounting and bookkeeping services to THCLLC. In connection with the EPA and THC note, the Company entered into a Reimbursement Agreement for facility expenses and accounting services. Under the Reimbursement Agreement, the Company will be reimbursed $4,500 per month for facility expenses and $2,000 per month for accounting and bookkeeping services. In light of the fact that The Company will be providing the accounting and bookkeeping services to THCLLC, the Company may deduct royalties, facility expenses, and accounting expenses directly from the accounts of THCLLC.

As of March 31, 2018, the Company has advanced $150,995 under the THC Note. This amount is reported under the other assets caption on the Company’s March 31, 2018 balance sheet.